Inventories (Tables)	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories are as follows (in millions):

	September 30,
	2018	2017
Finished goods and work in process	$867.0	$905.0
Raw materials	730.0	614.2
Supplies and spare parts	368.2	360.7
Inventories at FIFO cost	1,965.2	1,879.9
LIFO reserve	(135.6)	(82.6)
Net inventories	$1,829.6	$1,797.3